Property, Plant and Equipment - Summary of Property, plant and equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	£ 515	£ 618
Ending Balance	366	515
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,076	1,144
Exchange differences	(1)	(32)
Additions	96	111
Disposals and retirements	(185)	(75)
Reclassifications and transfers	4	(9)
Transfer to assets classified as held for sale	(15)	(63)
Ending Balance	975	1,076
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(561)	(526)
Exchange differences	0	18
Charge for the year	(95)	(125)
Disposals and retirements	183	61
Reclassifications and transfers	2	0
Impairment of assets to be classified as held for sale		(4)
Impairment	(146)
Transfer to assets classified as held for sale	8	15
Ending Balance	(609)	(561)
Land and buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	329	402
Ending Balance	196	329
Land and buildings [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	97	100
Ending Balance	90	97
Land and buildings [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	439	460
Exchange differences	0	(11)
Additions	32	62
Disposals and retirements	(6)	(13)
Reclassifications and transfers	0	0
Transfer to assets classified as held for sale	0	(59)
Ending Balance	465	439
Land and buildings [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	296	300
Exchange differences	2	(7)
Additions	8	7
Disposals and retirements	(100)	(23)
Reclassifications and transfers	35	20
Transfer to assets classified as held for sale	(15)	(1)
Ending Balance	226	296
Land and buildings [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(110)	(58)
Exchange differences	(1)	2
Charge for the year	(46)	(65)
Disposals and retirements	7	1
Reclassifications and transfers	0	0
Impairment of assets to be classified as held for sale		(4)
Impairment	(119)
Transfer to assets classified as held for sale	0	14
Ending Balance	(269)	(110)
Land and buildings [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(199)	(200)
Exchange differences	(1)	6
Charge for the year	(16)	(25)
Disposals and retirements	99	22
Reclassifications and transfers	(5)	(2)
Impairment of assets to be classified as held for sale		0
Impairment	(22)
Transfer to assets classified as held for sale	8	0
Ending Balance	(136)	(199)
Plant and equipment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3	7
Ending Balance	0	3
Plant and equipment [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	65	73
Ending Balance	51	65
Plant and equipment [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	12	23
Exchange differences	0	(2)
Additions	0	0
Disposals and retirements	(7)	(9)
Reclassifications and transfers	0	0
Transfer to assets classified as held for sale	0	0
Ending Balance	5	12
Plant and equipment [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	308	325
Exchange differences	(3)	(11)
Additions	17	5
Disposals and retirements	(72)	(29)
Reclassifications and transfers	0	21
Transfer to assets classified as held for sale	0	(3)
Ending Balance	250	308
Plant and equipment [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(9)	(16)
Exchange differences	1	1
Charge for the year	(3)	(3)
Disposals and retirements	6	9
Reclassifications and transfers	0	0
Impairment of assets to be classified as held for sale		0
Impairment	0
Transfer to assets classified as held for sale	0	0
Ending Balance	(5)	(9)
Plant and equipment [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(243)	(252)
Exchange differences	1	9
Charge for the year	(30)	(32)
Disposals and retirements	71	29
Reclassifications and transfers	7	2
Impairment of assets to be classified as held for sale		0
Impairment	(5)
Transfer to assets classified as held for sale	0	1
Ending Balance	(199)	(243)
Assets in course of construction [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	21	36
Ending Balance	29	21
Assets in course of construction [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	21	36
Exchange differences	0	(1)
Additions	39	37
Disposals and retirements	0	(1)
Reclassifications and transfers	(31)	(50)
Transfer to assets classified as held for sale	0	0
Ending Balance	29	21
Assets in course of construction [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Exchange differences	0	0
Charge for the year	0	0
Disposals and retirements	0	0
Reclassifications and transfers	0	0
Impairment of assets to be classified as held for sale		0
Impairment	0
Transfer to assets classified as held for sale	0	0
Ending Balance	£ 0	£ 0